Segment reporting - Non-current assets excluding financial instruments and deferred taxes by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets excluding financial instruments and deferred taxes by geography
Property and equipment	$ 1,146	$ 786
Right-of-use assets	2,920	1,462	$ 2,050
Intangible assets	8,476	12,977
Goodwill	1,836	1,836	$ 1,501
Long-term deferred platform commission fees	73,996	94,682
Loan receivables - non-current		3,317
Non-current assets	88,374	115,060
Cyprus
Non-current assets excluding financial instruments and deferred taxes by geography
Property and equipment	991	672
Right-of-use assets	2,667	1,298
Intangible assets	8,449	12,959
Goodwill	1,836	1,836
Long-term deferred platform commission fees	73,996	94,682
Loan receivables - non-current		3,317
Non-current assets	87,939	114,764
Armenia
Non-current assets excluding financial instruments and deferred taxes by geography
Property and equipment	91	67
Right-of-use assets	253	164
Intangible assets	21	17
Non-current assets	365	248
Kazakhstan
Non-current assets excluding financial instruments and deferred taxes by geography
Property and equipment	64	46
Intangible assets	6	1
Non-current assets	$ 70	47
Spain
Non-current assets excluding financial instruments and deferred taxes by geography
Property and equipment		1
Non-current assets		$ 1